Income taxes	12 Months Ended
Dec. 31, 2018
Disclosure of current, deferred and income taxes [Abstract]
Disclosure Of Current Deferred And Income Taxes Explanatory [Text Block]
Note 24 Income taxes

Current tax asset
s

Taxes receivables are detailed as follows:

	As of December 31, 2018	As of December 31, 2017
	ThCh $	ThCh $
Refundable tax previous year	11,884,421	9,640,567
Taxes under claim (1)	968,195	968,195
Argentinean tax credits	440,172	4,813,614
Monthly provisions	3,686,905	12,537,248
Payment of absorbed profit provision	-	24,104
Other credits	322,736	44,150
Total	17,302,429	28,027,878
(1)	This item includes claims for refund of first category taxes (Provisional payment of absorved profit) for an amount of ThCh$ 968,195 that was presented in April 2014 from the commercial year 2013.

Current tax assets non current

Taxes receivables are detailed as follows:

	As of December 31, 2018	As of December 31, 2017
	ThCh $	ThCh $
Taxes under claim (1)	1,173,281	1,173,281
Others (2)	97,660	143,019
Total	1,270,941	1,316,300
(1)	This item includes claims for refund of first category taxes (Provisional payment of absorved profit) that was presented in April 2010 from the commercial year 2009.
(2)	Corresponds to the minimum presumed income tax of Argentine subsidiaries, whose recovery period is estimated to be more than one year.

Current tax
liabilities

Taxes payable are detailed as follows:

	As of December 31, 2018	As of December 31, 2017
	ThCh $	ThCh $
Chilean Tax income (expense)	71,587,790	18,335,047
Monthly provisional payments	3,946,196	3,970,511
Chilean unique taxes	101,474	105,903
Other	249,989	115,173
Total	75,885,449	22,526,634

Tax expense

The income tax and deferred tax expense for the years ended as of December 31, 2018, 2017 and 2016, are detailed as follows:

	For the years ended as of December 31,
	2018	2017	2016
	ThCh $	ThCh $	ThCh $
Income as per deferred tax related to the origin and reversal of temporary differences	9,930,675	(500,800)	(878,629)
Prior year adjustments	484,985	569,212	3,838,136
Effect of change in tax rates	23,903	(50,071)	(856,612)
Tax benefits (loss)	(1,795,446)	611,282	(765,292)
Total deferred tax expense	8,644,117	629,623	1,337,603
Current tax expense	(144,929,220)	(47,841,130)	(31,285,976)
Prior period adjustments	158,286	(1,154,469)	(298,010)
Total expenses (income) for current taxes	(144,770,934)	(48,995,599)	(31,583,986)
(Loss) Income from income tax	(136,126,817)	(48,365,976)	(30,246,383)

Deferred taxes related to items charged or credited directly to the Consolidated Statement of Comprehensive Income are detailed as follows:

	For the years ended as of December 31,
	2018	2017	2016
	ThCh $	ThCh $	ThCh $
Net income from cash flow hedge	(16,196)	728	(20,648)
Actuarial gains and losses deriving from defined benefit plans	339,533	(47,228)	659,198
Charge to equity	323,337	(46,500)	638,550

Effective Rate

The Company’s income tax expense as of
December 31, 2018, 2017 and 2016
represents
29.71%
, 24.62% and 17.80%, respectively of income before taxes. The following is reconciliation between such effective tax rate and the statutory tax rate valid in Chile.

	For the years ended as of December 31,
	2018		2017		2016
	ThCh $	Rate %	ThCh $	Rate %	ThCh $	Rate %
Income before taxes	458,211,348		196,474,395		170,328,270
Income tax using the statutory rate	(123,717,064)	27.00	(50,100,971)	25.50	(40,878,785)	24.00
Adjustments to reach the effective rate
Tax effect of permanent differences, net	(14,596,485)	3.19	4,071,180	(2.07)	10,357,858	(6.10)
Effect of change in tax rate	23,903	(0.01)	(50,071)	0.03	(856,612)	0.50
Effect of tax rates in Argentina and Uruguay	1,519,558	(0.33)	(1,700,857)	0.86	(1,308,482)	0.80
Prior year adjustments	643,271	(0.14)	(585,257)	0.30	2,439,638	(1.40)
Income tax, as reported	(136,126,817)	29.71	(48,365,976)	24.62	(30,246,383)	17.80

Deferred taxes

Deferred tax assets and liabilities included in the Consolidated Financial Statements are detailed as follows:

	As of December 31, 2018	As of December 31, 2017
	ThCh $	ThCh $
Deferred taxes assets
Accounts receivable impairment provision	1,406,961	1,136,789
Other non-tax expenses	8,825,378	10,597,985
Benefits to staff	3,468,874	3,328,263
Inventory impairment provision	352,183	401,487
Severance indemnity	6,829,816	6,133,014
Inventory valuation	2,143,768	2,228,552
Intangibles	241,802	229,725
Other assets	10,639,754	10,436,908
Tax loss carryforwards	3,782,552	5,858,606
Total assets from deferred taxes	37,691,088	40,351,329
Deferred taxes liabilities
Property, plant and equipment depreciation	51,471,109	45,380,381
Agricultural operation expenses	7,150,018	7,130,896
Manufacturing indirect activation costs	5,743,496	5,258,290
Intangibles	16,614,440	11,736,406
Land	25,408,185	23,313,756
Other liabilities	2,112,923	1,530,382
Total liabilities from deferred taxes	108,500,171	94,350,111
Total	(70,809,083)	(53,998,782)

No deferred taxes have been recorded for temporary differences between the taxes and accounting value generated by investments in subsidiaries; consequently deferred tax is not recognized for the translation adjustments or investments in joint ventures and associates.

In accordance with current tax laws in Chile, tax losses do not expire and can be applied indefinitely. Argentina, Uruguay and Paraguay tax losses expire after 5 years and Bolivia tax losses expire after 3 years.

Changes in deferred tax assets are detailed as follows:

Movement of deferred tax	ThCh$
As of January 1, 2017	(54,950,823)
Deferred taxes from tax loss carry forwards absortion	629,623
Conversion effect	369,646
Deferred taxes against equity	(47,228)
Changes	952,041
As of December 31, 2017	(53,998,782)

As of January 1, 2018
Deferred taxes related to credited items (charged) directly to equity (1)	(24,537,164)
Deferred taxes from tax loss carry forwards absortion	8,644,117
Conversion effect	(967,300)
Deferred taxes against equity	339,533
Other deferred movements taxes	(289,487)
Changes	(16,810,301)
As of December 31, 2018	(70,809,083)

(1) Corresponds to the financial effect of the application IAS 29 "Financial reporting in hyperinflationary economies”. See
Note 4 - Accounting changes, letter b)
.

On September 29, 2014 Act No. 20,780 was published in Chile, regarding the so called “Tax reform” which introduces amendments, among others, to the Income tax system. The said Act provides that corporations will apply by default the "Partially Integrated System", unless a future Extraordinary Shareholders Meeting agrees to opt for the "Attributed Income Regime”. The Act provides for the "Partially Integrated System" a gradual increase in the First Category Income tax rate, going from 20% to 21% for the business year 2014, to 22.5% for the business year 2015, to 24% for the business year 2016, to 25.5% for the business year 2017 and to 27% starting 2018 business year.

Additionaly, in Argentina a Tax Reform No. 27,430 was approved by the government, which, amongst other measures, increases the excise tax on several beverages, including beer from 8% to 14% on the producer price, that applies as of March 1st, 2018, and also gradually reduces for the reporting year 2018 the corporate income tax rate from 35% to 25% (30% for the year 2018 and 2019, and 25% as the year 2020). The effects as of December 31st, 2017 were recognized, without affecting significantly the Consolidated Financial Statements. Additionally, on earnings distributed as dividends a retention will apply that will gradually increase from 0% to 13% (7% for the year 2018 and 2019, and 13% as the year 2020), applicable as of the reporting results 2018.

This law also provides an option to revalue fixed assets excluding vehicles, on their values as of December 31, 2017, and it must be applied to all assets that belong to the same category. This revaluation can then be deducted as depreciation or as a tax cost when the good is sold. In the case of annual recurring depreciation, the remaining useful life of the assets to be re-evaluated can never be less than 5 years.
In the case of sale in the first two years, the value of the revaluation to be considered is reduced by 60% (first year) or 30% (second year)
. These revalued assets will also be updated by inflation beginning from January 2018. In order to qualify for this benefit, a special tax must be paid on the revaluation value for December 31, 2017, with a rate ranging from 8% to 10%, depending on the category to which the revalued asset belongs. The Company has decided to use this option. As a result of the above, the Company has determined to record, in these Consolidated Financial Statements, a Net gain equivalent to ThCh$ 6,821,753.